ROPES & GRAY LLP
ONE EMBARCADERO CENTER, SUITE 2200 SAN FRANCISCO, CA 94111-3711 T 415-315-6300 F 415-315- 6350

May 6, 2008	Matthew Gaarder-Wang
(415) 315-6302
matthew.gaarder@ropesgray.com

BY EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	RS Investment Trust (the “Trust”) (File Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

On behalf of the Trust, and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(j) thereunder, we hereby represent that the definitive form of the Prospectus relating to the Class A, Class B, Class C, and Class K shares of each of the 23 series of the Trust and the definitive form of the Prospectus relating to the Class Y shares of RS Emerging Growth Fund, RS Smaller Company Growth Fund, RS MidCap Opportunities Fund, RS Growth Fund, RS Technology Fund, RS Partners Fund, RS Value Fund, RS Investors Fund, RS Global Natural Resources Fund, RS Small Cap Core Equity Fund, RS Core Equity Fund, and RS Equity Dividend Fund, each dated May 1, 2008, that would have been filed pursuant to the requirements of Rule 497(c) under the Securities Act, would not have differed from those contained in Post-Effective Amendment No. 71 to the Trust’s Registration Statement under the Securities Act and Post-Effective Amendment No. 73 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act on April 30, 2008, and became effective May 1, 2008.

Sincerely,

/S/ MATTHEW GAARDER-WANG

Matthew Gaarder-Wang

cc:	Benjamin Douglas, Esq.
Timothy W. Diggins, Esq.
Elizabeth J. Reza, Esq.